SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 4:-	SHAREHOLDERS' EQUITY

a.
On July 19, 2012, the Company effected a reverse stock split of its ordinary shares of four (4) for one (1). (i.e., four ordinary shares, NIS 0.1 nominal value each, were combined into one ordinary share NIS 0.4 nominal value). The earnings per share amounts, stock option activity and share data presented for all periods were adjusted to reflect the effects of the reverse stock split.

b.
During the first quarter of 2012, holders, in the aggregate, of principal amount of $467 of Convertible Notes, converted their Convertible Promissory Notes, ("Convertible Notes") into a total of 223,750 ordinary shares pursuant to an offer made to all holders, (the "Prepayment Offer"). The outstanding associated bifurcated conversion feature of $162 was accordingly allocated to equity and additional paid in capital. In accordance with ASC 470-20-40-16, the Company recognized inducement expense of $108 (which is included in financial expense) against additional paid-in-capital, related to the conversion based on the above Prepayment Offer.
The holders have also exercised their rights to acquire an aggregate of 56,541 additional ordinary shares at $0.48 per share.

c.
The Company accounts for stock based compensation in accordance with ASC 718 Compensation - Stock Compensation.
The fair value for options granted in the periods presented is estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted average assumptions:

	Six months ended June 30,
	2012	2011
	Unaudited

Risk free interest	1.00	1.87
Dividend yields	0%	0%
Volatility	127%	130%
Expected life (in years)	4	4

The following is a summary of the Company's stock options activity for the six months ended June 30, 2012:

	Number of options (in thousands)	Weighted Average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
	Unaudited

Outstanding at December 31, 2011	1,682	$2.34	3.76
Granted	201	$3.01	-
Exercised	(9)	$6.93	-
Canceled or forfeited	(33)	$2.57	-

Outstanding at June 30, 2012	1,841	$2.34	3.46	$5,616

Exercisable at June 30, 2012	1,146	$2.11	2.46	$3,890

Vested and expected to vest at June 30, 2012	1,886	$2.36	3.25	$5,725

The weighted average fair value of options granted during the six months ended June 30, 2012 was $3.01